Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Targeted Medical Pharma, Inc.
Entity Central Index Key	0001420030
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 326,603	$ 147,364
Inventory	478,499	495,821
Accounts Receivable-Net of Allowance for Doubtful Accounts	353,993	899,493
Loans Receivable - Employees	6,033	23,360
Prepaid Expenses - Short Term	211,738	241,208
Prepaid Taxes	900,863	792,301
Deferred Tax Asset - Short Term	321,084	300,170
Total Current Assets	2,598,813	2,899,717
Property and Equipment - Net of Accumulated Depreciation	340,096	411,823
Intangible Assets - Net of Accumulated Amortization	2,318,619	2,387,801
Prepaid Expenses - Long Term	26,679	111,259
Deferred Tax Asset - Long Term	6,491,153	3,141,176
Other Assets	0	26,000
Total Assets	11,775,360	8,977,776
Liabilities:
Accounts Payable and Accrued Expenses	7,023,657	5,035,136
Notes Payable-Related Parties: Short-term	5,032,942	1,775,561
Other Amounts due to Related Parties	0	602,948
Deferred Tax Liability - Current	69,648	69,648
Derivative Liability	188,475	0
Total Current Liabilities	12,314,722	7,483,293
Notes Payable-Related Parties: Long-term (Net of discount of $149,739)	385,709	0
Deferred Income Taxes	1,076,965	887,050
Total Liabilities	13,777,396	8,370,343
Shareholders' Equity (Deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 23,008,782 and 21,949,576 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	23,009	21,950
Additional Paid-In Capital	11,659,744	4,684,095
Accumulated Deficit	(13,684,789)	(4,098,612)
Total Shareholders' Equity (Deficit)	(2,002,036)	607,433
Total Liabilities and Shareholders' Equity (Deficit)	$ 11,775,360	$ 8,977,776

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes Payable-Related Parties Long-term, discount	$ 149,739
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,008,782	21,949,576
Common stock, shares outstanding	23,008,782	21,949,576

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product Sales	$ 6,440,058	$ 8,282,734
Service Revenue	856,343	526,934
Total Revenue	7,296,401	8,809,668
Cost of Product Sold	1,336,874	1,249,522
Cost of Services Sold	1,864,517	1,507,511
Total Cost of Sales	3,201,391	2,757,033
Total Gross Profit	4,095,010	6,052,635
Operating Expenses:
Research and Development	133,840	163,081
Selling, General and Administrative	10,100,979	11,670,092
Total Operating Expenses	10,234,819	11,833,173
Net Income (Loss) before Other Income and Expense	(6,139,809)	(5,780,538)
Other Income and Expense:
Interest Income (Expense)	(2,199,577)	(875,783)
Derivative Revaluation	(4,432,734)	0
Investment Income (Loss)	0	7,641
Total Other Income and (Expense)	(6,632,311)	(868,142)
Net Income (Loss) before Taxes	(12,772,120)	(6,648,680)
Current Income Tax Expense (Benefit)	(4,962)	0
Deferred Income Tax Expense (Benefit)	(3,180,976)	(2,471,630)
Net Income (Loss) before Comprehensive Income	(9,586,182)	(4,177,050)
Reclassification for losses included in Net Income		(3,209)
Comprehensive Income (Loss)	$ (9,586,182)	$ (4,180,259)
Basic and Diluted Loss Per Share	$ (0.43)	$ (0.19)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	22,154,650	21,949,576

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2010	[1]	$ 18,309	$ 3,191,314	$ 78,443	$ 3,209	$ 3,291,275
Balance (in shares) at Dec. 31, 2010	[1]	18,308,576
Stock Issued for Services		16	40,784	0	0	40,800
Stock Issued for Services (in shares)		16,000
Shares issued to existing shell shareholders in the reorganization		3,625	(503,625)	0	0	(500,000)
Shares issued to existing shell shareholders in the reorganization (in shares)		3,625,000
Reclassification of Gains to Net Income		0	0	0	(3,209)	(3,209)
Warrants Issued in connection with loans from related party		0	591,702	0	0	591,702
Stock Option Expenses		0	1,363,920	0	0	1,363,920
Net Loss		0	0	(4,177,050)	0	(4,177,050)
Balance at Dec. 31, 2011		21,950	4,684,095	(4,098,607)	0	607,433
Balance (in shares) at Dec. 31, 2011		21,949,576
Stock Issued for Services		100	99,900	0	0	100,000
Stock Issued for Services (in shares)		100,000
Removal of Derivative Liability for Warrants Exercised		0	4,681,658	0	0	4,681,658
Warrants Issued in connection with loans from related party		0	1,140,838	0	0	1,140,838
Exercise of Stock Options		108	(108)	0	0	0
Exercise of Stock Options (in shares)		108,021
Stock Option Expenses		0	1,054,212	0	0	1,054,212
Exercise of Warrants		851	(851)		0	0
Exercise of Warrants (in shares)		851,185
Net Loss		0	0	(9,586,182)	0	(9,586,182)
Balance at Dec. 31, 2012		$ 23,009	$ 11,659,744	$ (13,684,789)	$ 0	$ (2,002,036)
Balance (in shares) at Dec. 31, 2012		23,008,782

[1]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net Income	$ (9,586,182)	$ (4,177,050)
Adjustments:
Depreciation and Amortization	435,770	457,824
Stock Option Compensation	1,054,212	1,363,918
Stock Issued for Services	100,000	40,800
Bad Debt Expense	215,346
Deferred Income Taxes	(3,180,976)	(2,471,630)
Amortization of Note Discount	1,994,941	0
Derivative Liability	4,432,734	0
Changes:
Inventory	17,322	(130,471)
Accounts Receivable	330,154	(444,035)
Loans Receivable - Employees	(206,731)	6,378
Prepaid Expenses	114,050	(36,706)
Prepaid Taxes	(108,562)	(625,000)
Deferred Tax Asset	(189,915)	(53,293)
Other Assets	26,000	0
Accounts Payable and Accrued Expenses	1,988,521	3,430,382
Taxes Payable	0	0
Deferred Tax Liability	189,915	53,293
Net Cash Flows from Operating Activities	(2,373,401)	(2,585,590)
Cash Flows from Investing Activities:
Net Sales or (Purchases) of Investments	0	244,416
Acquisition of Intangible Assets	(179,328)	(430,039)
Purchases of Property and Equipment	(115,532)	(82,285)
Net Cash Flows from Investing Activities	(294,860)	(267,908)
Cash Flows from Financing Activities:
Notes Payable-Related Parties	3,137,000	1,602,000
Repayment of Related Party Note	(22,000)
Due to Related Parties	(267,500)	602,948
Net Cash Flows from Financing Activities	2,847,500	2,204,948
Net Change in Cash and Cash Equivalents	179,239	(648,550)
Cash and Cash Equivalents - Beginning of Year	147,364	795,914
Cash and Cash Equivalents - End of Period	326,603	147,364
Supplemental Disclosure of Cash Flow Information
Income Taxes Paid	$ 103,600	$ 625,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Note payable issued to Companies Founders in partial payment of stock purchase	$ 440,000
Accrued Expenses related to stock purchase	60,000
Shares issued to existing shell shareholders in the reorganization	$ 500,000

Business Activity	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Activity

Note 1: Business Activity

TARGETED MEDICAL PHARMA, INC. (“Company”), also doing business as Physician Therapeutics (“PTL”), is a specialty pharmaceutical company that develops and commercializes nutrient- and pharmaceutical-based therapeutic systems. The Company also does business as Laboratory Industry Services (“LIS”), which is a facility for the performance of diagnostic testing. On July 30, 2007, the Company formed the wholly owned subsidiary, Complete Claims Processing, Inc. ("CCPI"), which provides billing and collection services on behalf of physicians for claims to insurance companies, governmental agencies and other medical payers.

Segment Information :

The Company had revenue outside of the United States of $32,455 and $455,200 for the years ended December 31, 2012 and 2011, respectively. The Company’s operations are organized into two reportable segments: TMP and CCPI.

·	TMP : This segment includes PTL and LIS as described above. This segment develops and distributes nutrient based therapeutic products and distributes pharmaceutical products from other manufacturers through employed sales representatives and distributors. TMP also performs the administrative, regulatory compliance, sales and marketing functions of the corporation, owns the corporation’s intellectual property and is responsible for research and development relating to medical food products and the development of software used for the dispensation and billing of medical foods, generic and branded products. The TMP segment also manages contracts and chargebacks.

·	CCPI : This segment provides point-of-care dispensing solutions and billing and collections services. It is responsible for the research and development of billing software and methodologies and the customization of hardware that supports dispensing, billing and collection operations.

Segment Information for the Years ended December 31,

2012	Total	TMP	CCPI
Gross Sales	$7,296,401	$6,440,058	$856,343
Gross Profit (Loss)	$4,095,010	$5,103,184	$(1,008,174)
Comprehensive Income (Loss)	$(9,586,182)	$(8,578,008)	$(1,008,174)
Total Assets	$11,775,360	$14,453,535	$(2,678,175)
less Eliminations	$-	$(2,705,802)	$2,705,802
Net Total Assets	$11,775,360	$11,747,733	$27,627

2011	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit (Loss)	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income (Loss)	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Going concern : The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has losses for the year ended December 31, 2012 totaling $9,586,182 as well as accumulated deficit amounting to $13,684,789. Further the Company does not have adequate cash and cash equivalents as of December 31, 2012 to cover projected operating costs for the next 12 months. As a result, the Company is dependent upon further financing, related party loans, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital.

Principles of consolidation : The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Accounting estimates : The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents : The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less when purchased to be cash equivalents. The recorded carrying amounts of the Company’s cash and cash equivalents approximate their fair market value.

Considerations of credit risk : Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models: Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Revenue Recognition :

Under the following revenue models product sales are invoiced upon shipment:

·	Physician Direct Sales Model (1% of product revenues for year ended December 31, 2012): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

·	Distributor Direct Sales Model (30% of product revenues for year ended December 31, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of five years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition. These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

·	Physician Managed Model (45% of product revenues for year ended December 31, 2012): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

·	Hybrid Model (24% of product revenues for year ended December 31, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

In 2012 and 2011, the Company issued billings to Physician Managed and Hybrid model customers aggregating $13.1 million and $16.2 million, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with the above revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,308,371 and $1,249,522 respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from certain of these customers when cash was collected aggregating $4,427,828 and $4,799,260 in 2012 and 2011, respectively. As of December 31, 2012 we have $34.4 million in unrecorded accounts receivable and revenues that potentially will be recorded as revenue in the future as our CCPI subsidiary secures claims payments on behalf of our PMM and Hybrid Customers.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Allowance for doubtful accounts : Trade accounts receivable are stated at the amount management expects to collect from outstanding balances.  Currently accounts receivable are comprised totally of amounts due from our distributor customers and receivables for our PDRx equipment. The carrying amounts of accounts receivable are reduced by an allowance for doubtful accounts that reflects management's best estimate of the amounts that will not be collected.  We individually reviews all accounts receivable balances and based on an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected.  We provide for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances that are still outstanding after we have used reasonable collection efforts will be written off. Based on an assessment as of December 31, 2012 of the collectability of invoices 120 days or more past their due dates we established an allowance for doubtful accounts of $215,346.

Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of five years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Inventory valuation : Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.

Property and equipment : Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Impairment of long-lived assets : The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. No asset impairment was recorded for the years ended December 31, 2012 or 2011.

Intangible assets : Intangible assets with finite lives, including patents and internally developed software (primarily the Company’s PDRx Software), are stated at cost and are amortized over their useful lives. Patents are amortized on a straight line basis over their statutory lives, usually fifteen to twenty years. Internally developed software is amortized over three to five years. Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, and more often when events indicate that an impairment may exist. If impairment indicators exist the intangible assets are written down to fair value as required. No asset impairment was recorded for the years ended December 31, 2012 or 2011.

Fair value of financial instruments : The Company’s financial instruments are accounts receivable, accounts payable, notes payable, warrants and derivative liability. The recorded values of accounts receivable and accounts payable approximate their values based on their short term nature. Notes payable are recorded at their issue value or if warrants are attached at their issue value less the value of the warrant. Warrants issued with ratcheting provisions are revalued each quarter based on changes in the market value of our common stock.

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 assumptions: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities including liabilities resulting from imbedded derivatives associated with certain warrants to purchase common stock..

Derivative Financial Instruments:

The Company’s objectives in using derivative financial instruments are to obtain the lowest cash cost-source of funds. Derivative liabilities are recognized in the consolidated balance sheets at fair value based on the criteria specified in FASB ASC topic 815-40 " Derivatives and Hedging – Contracts in Entity’s own Equity ". The estimated fair value of the derivative liabilities is calculated using level 3 assumptions in the Black-Scholes-Merton method where applicable and such estimates are revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statement of operations. Certain of the Company’s warrants are now accounted for as derivatives. As of December 31, 2012, 95,000 warrants were classified as derivative liabilities. Each reporting period the warrants are re-valued and adjusted through the caption “derivative revaluation” on the consolidated statements of operations.

Income taxes : The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Stock-Based Compensation : The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Income Per Share : The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582

Research and development : Research and development costs are expensed as incurred. In instances where we enter into agreements with third parties for research and development activities we may prepay fees for services at the initiation of the contract. We record the prepayment as a prepaid asset and amortize the asset into research and development expense over the period of time the contracted research and development services are performed. Most contract research agreements include a ten year records retention and maintenance requirement. Typically, we expense 50% of the contract amount within the first two years of the contract and 50% over the remainder of the record retention requirements under the contract based on our experience on how long the clinical trial service is provided.

Reclassification

Certain accounts in the prior-year financial statements have been reclassified for comparative purposes to conform to the presentation in the current-year financial statements.

Net Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Net Property and Equipment

Note 3: Net Property and Equipment

Net Property and Equipment at December 31,	2012	2011

Computer Equipment	$679,011	$589,813
Furniture and Fixtures	239,423	237,923
Leasehold Improvements	254,202	230,465
Total, at cost	$1,172,636	$1,058,201
Accumulated Depreciation and Amortization	(832,540)	(646,378)
Total Property and Equipment	$340,096	$411,823

Depreciation expense for the years ended December 31, 2012 and 2011 was $187,259 and $205,950 , respectively. Depreciation included in Cost of Services for the years ended December 31, 2012 and 2011 was $93,686 and $102,975 . No depreciation is recorded in Cost of Product Sales since all production for TMP is outsourced to a third party and stored at an outsourced facility. The remaining depreciation is recorded as part of general and administrative expenses.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

Note 4: Stock Based Compensation

For the years ended December 31, 2012 and 2011, the Company recorded compensation costs for stock option grants amounting to $1,054,212 and $1,363,918 respectively. As of December 31, 2012 the Company has compensation expense related to stock option grants of $84,375 all of which will be recognized in 2013. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

For the years ended December 31, 2012 and 2011, the Company also recorded as compensation costs stock issued collectively for services rendered by our Board members of $100,000 and $40,800 respectively.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the year ended December 31, 2012 was determined using the following assumptions:

·	Volatility factors of 91-97% were based on similar companies;
·	Expected terms of 5 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
·	A dividend rate of zero; and
·	The risk free rate was the treasury rate with a maturity of the expected term (0.62% to 1.05%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Intrinsic Value

Outstanding at January 1, 2011	566,424	$2.11	$2.31
Options granted during 2011	1,382,538	$2.96	$0.45
Options exercised during 2011	-	$-	$-
Options forfeited during 2011	(365,871)	$2.62	$0.79
Outstanding at December 31, 2011	1,583,091	$2.73	$0.10
Exercisable at December 31, 2011	1,147,909	$2.49	$0.62
Options granted during 2012	435,353	$1.06	$0.23
Options exercised during 2012	(248,007)	$2.82	$-
Options forfeited during 2012	-	$-	$-
Outstanding at December 31, 2012	1,770,437	$2.31	$1.28
Exercisable at December 31, 2012	1,616,483	$2.37	$1.15

The following table summarizes the status of the Company’s aggregate non-vested shares.

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2011	206,310	$1.07	$2.31
Granted in 12 months ended December 31, 2011	1,382,538	$2.10	$0.45
Forfeited in 12 months ended December 31, 2011	365,871	$1.76	$0.79
Vested in 12 months ended December 31, 2011	787,795	$1.61	$0.94
Non-vested at December 31, 2011	435,182	$1.66	$1.10
Granted in 12 months ended December 31, 2012	435,353	$0.43	$0.23
Forfeited in 12 months ended December 31, 2012	-	$-	$-
Vested in 12 months ended December 31, 2012	716,941	$1.12	$0.62
Non-vested at December 31, 2012	153,594	$0.32	$0.65
Exercisable at December 31, 2012	1,616,843	$1.14	$1.28
Outstanding at December 31, 2012	1,770,437	$1.15	$1.15

Per employment agreements with each of Dr. Shell and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

No options were granted in 2012 or 2011 in connection with the incentive plans in the above referenced employment agreements.

The fair value of warrants issued in connection with certain loans made by related parties during the years ended December 31, 2012 and December 31, 2011 was determined using the Black Scholes Option Pricing Model with the following assumptions:

·	Stock price of $0.61 - $2.55
·	Exercise price of $1.00 - $3.38
·	Volatility factor of 80% - 97% based on similar companies;
·	Expected term of 5 years based on the term of the warrant;
·	A dividend rate of zero; and
·	The risk free rate of 0.76% - 1.05%

The following table summarizes the status of the Company’s outstanding warrants.

			Number of	Exercise	Expiration
Issue Date	Issued to		Warrants	Price	Date

08/19/11	William Shell Survivor's Trust	(a)	43,568	$3.38	08/09/16
09/01/11	William Shell Survivor's Trust		23,237	$3.38	09/01/16
09/23/11	William Shell Survivor's Trust		15,104	$3.38	09/23/16
09/28/11	William Shell Survivor's Trust		58,091	$3.38	09/28/16
10/17/11	William Shell Survivor's Trust		50,296	$3.38	10/17/16
10/20/11	William Shell Survivor's Trust		36,982	$3.38	10/20/16
11/08/11	William Shell Survivor's Trust		35,503	$3.38	11/08/16
11/22/11	William Shell Survivor's Trust		41,420	$3.38	11/22/16
12/07/11	William Shell Survivor's Trust		34,024	$3.38	12/07/16
01/04/12	William Shell Survivor's Trust		8,876	$3.38	01/04/17
01/18/12	William Shell Survivor's Trust		7,396	$3.38	01/18/17
01/19/12	William Shell Survivor's Trust		29,586	$3.38	01/19/17
01/31/12	William Shell Survivor's Trust		59,172	$3.38	01/31/17
02/01/12	William Shell Survivor's Trust		73,964	$3.38	02/01/17
02/15/12	William Shell Survivor's Trust		59,172	$3.38	02/15/17
02/29/12	William Shell Survivor's Trust		71,006	$3.38	03/01/17
03/15/12	William Shell Survivor's Trust		22,189	$3.38	03/15/17
03/28/12	William Shell Survivor's Trust		44,379	$3.38	03/28/17
06/22/12	William Shell Survivor's Trust		250,000	$1.00	04/11/17
06/22/12	William Shell Survivor's Trust		100,000	$1.00	04/19/17
06/22/12	William Shell Survivor's Trust		200,000	$1.00	04/26/17
06/22/12	William Shell Survivor's Trust		150,000	$1.00	05/02/17
06/22/12	William Shell Survivor's Trust		110,000	$1.00	05/10/17
06/22/12	William Shell Survivor's Trust		220,000	$1.00	05/24/17
06/22/12	William Shell Survivor's Trust		190,000	$1.00	05/25/17
06/22/12	William Shell Survivor's Trust		175,000	$1.00	06/13/17
06/27/12	William Shell Survivor's Trust		220,000	$1.00	06/27/17
07/05/12	William Shell Survivor's Trust		95,000	$1.00	07/05/17
			2,423,965

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.

The following table summarizes the status of the Company’s aggregate warrants.

	Number of Shares Remaining Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2011	-	-
Warrants granted during 2011	338,225	$3.38
Warrants exercised during 2011	-	-
Warrants at December 31, 2011	338,225	$3.38
Exercisable at December 31, 2011	338,225	$3.38
Warrants granted during 2012	3,149,721	$1.28
Warrants exercised during 2012	(1,063,981)	$1.00
Warrants at December 31, 2012	2,423,965	$1.70
Exercisable at December 31, 2012	2,423,965	$1.70

The following table summarizes the changes in the estimated fair values of our warrant liabilities.

Warrant Liability

Beginning balance January 1, 2012	$-
Issuance of warrants	$437,399
Mark-to-market adjustment	$4,432,734
Exercise of Warrants	$(4,681,658)
Ending balance as of December 31, 2012	$188,475

Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Investments and Fair Value Measurements	Note 5: Investments and Fair Value Measurements As of December 31, 2012 and 2011, the Company had no investments.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6: Intangible Assets

Intangibles at December 31,	2012	2011
Patents	$360,341	$328,070
Internally Developed Software	1,489,226	1,342,169
Total, at cost	$1,849,567	$1,670,239
Accumulated Amortization	(831,948)	(583,438)
Net Intangible Assets	$1,017,619	$1,086,801
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,318,619	$2,387,801

Amortization over the next five years is as follows:
2013	$251,145
2014	$250,357
2015	$156,386
2016	$57,549
2017	$24,548

Amortization expense for the years ended December 31, 2012 and 2011 was $248,510 and $243,928, respectively.

Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Notes Payable - Related Parties

Note 7:  Notes Payable – Related Parties

The following table summarizes the status of the Company’s outstanding notes as of December 31, 2012

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	William Shell Survivor's Trust	(a)	$57,276	6.00%	On Demand
01/31/12	Giffoni Family Trust		136,666	6.00%	12/1/2012	(b)
05/04/11	William Shell Survivor's Trust		200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		100,000	3.25%	5/4/2016
06/12/12	William Shell Survivor's Trust		200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust		100,000	3.25%	6/12/2016
06/18/11	William Shell Survivor's Trust		150,000	3.25%	On Demand
08/19/11	William Shell Survivor's Trust		150,000	3.95%	On Demand
09/01/11	Lisa Liebman	(c)	80,000	3.95%	On Demand
09/23/11	William Shell Survivor's Trust		52,000	3.95%	On Demand
09/28/11	William Shell Survivor's Trust		200,000	3.95%	On Demand
10/17/11	Lisa Liebman		170,000	3.95%	On Demand
10/20/11	William Shell Survivor's Trust		125,000	3.95%	On Demand
11/08/11	Lisa Liebman		120,000	3.95%	On Demand
11/22/11	William Shell Survivor's Trust		140,000	3.95%	On Demand
12/07/11	William Shell Survivor's Trust		115,000	3.95%	On Demand
01/04/12	Lisa Liebman		30,000	3.95%	On Demand
01/18/12	William Shell Survivor's Trust		25,000	3.95%	On Demand
01/19/12	Lisa Liebman		100,000	3.95%	On Demand
01/31/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/01/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
02/15/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/29/12	William Shell Survivor's Trust		240,000	3.95%	On Demand
03/15/12	William Shell Survivor's Trust		75,000	3.95%	On Demand
03/28/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
04/11/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
04/19/12	William Shell Survivor's Trust		100,000	3.95%	On Demand
04/26/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
05/02/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
05/10/12	William Shell Survivor's Trust		110,000	3.95%	On Demand
05/24/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
05/25/12	William Shell Survivor's Trust		190,000	3.95%	On Demand
06/13/12	William Shell Survivor's Trust		175,000	3.95%	On Demand
06/27/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
07/05/12	William Shell Survivor's Trust		95,000	3.95%	On Demand
07/20/12	AFH Holdings and Advisory, LLC	(d)	335,448	8.50%	7/20/2014
10/12/2012	William Shell Survivor's Trust		7,000	3.95%	On Demand
12/4/2012	William Shell Survivor's Trust		50,000	12.00%	On Demand
12/7/2012	William Shell Survivor's Trust		100,000	12.00%	On Demand
			$5,568,390
	Current		$5,032,942
	Long-term		$535,448
	Less Unamortized discount		$(149,739)
	Net Long-term		$385,709

Annual maturities of the above debt are as follows:

•	2013	$5,032,942
•	2014	$335.448
•	2015	$0
•	2016	$200,000
•	2017	$0

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor’s Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.

(b)	Or on the consummation of the Company’s initial public offering.

(c)	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.

(d)	Mr. Amir F. Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory’s interests in the Company.

On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our former Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.

On June 22, 2012 the terms of all notes originally payable to the EC and WS Family Trust were modified to make the principal payable on demand and accrued interest payable on a quarterly basis. The Company recorded any remaining note discount as of June 22, 2012. As noted above those notes and related warrants were assigned to the William Shell Survivor’s Trust.

Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations

Note 8: Concentrations

A significant portion of the Company’s billings and revenues are derived from the sale of a single product.

In the years ended December 31, 2012, 2011 and 2010, the Company derived 42%, 43%, and 41% of its billings respectively from the sale of Theramine. Following the receipt of the FDA warning letter, the Company voluntarily stopped shipping completed Theramine convenience packs and instead began providing physician clients with the components of the convenience pack, which physician clients could determine to package together for a patient’s use. We have found that providing the various components and permitting our physician clients to assemble the convenience packs at the time they are dispensed to the patient is more convenient and cost effective. While we continue to sell the components of the convenience packs we cannot assure you that shifting the assembly of Theramine to our physician clients will not have a material adverse effect on the Company’s operating results.

A substantial portion of the Company’s billings and revenues are derived from a limited number of physician clients and the loss of any one or more of them may have an immediate adverse effect on our financial results.

In the years ended December 31, 2012 , 2011 and 2010, 36%, 46% and 41%, respectively, of the Company’s billings were derived from individual customers representing 10% or more of the total sales. The Company does not receive purchase volume commitments from clients and physicians may stop purchasing our products and services with little or no warning. The loss of any one or more of these customers may have an immediate adverse effect on our financial results.

Major Vendor

The Company purchases its medical food manufacturing services from a single source. The Company is dependent on the ability of this vendor to provide inventory on a timely basis. The loss of this vendor or a significant reduction in product availability and quality could have a material adverse effect on the Company. While the Company keeps at least a two months inventory on hand, it could take between two and 12 months to set up and test a new supplier, leading to up to four months of product backorder. The Company’s relationship with this vendor is in good standing and the expiration date of the contract is December 31, 2016. We have vetted a second manufacturing facility and have determined that we could immediately transfer manufacturing without a significant disruption in the business in the event that there is a disruption at our current manufacturing facility.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Lease Commitments

Note 9: Lease Commitments

The Company leases its operating facility under a lease agreement expiring February 28, 2015 and several smaller storage spaces on a month-to-month basis. The Company, as lessee, is required to pay for all insurance, repairs and maintenance and any increases in real property taxes over the lease period on the operating facility. The Company’s net rent expenses for the years ended December 31, 2012 and December 31, 2011 were approximately $228,000 and $206,000.

Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:

2013	$158,196
2014	158,196
2015	26,366
Total	$342,758

Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Pronouncements

Note 10: Recently Issued Accounting Pronouncements

Fair Value Measurement and Disclosure: In May 2011, the FASB issued ASC Update 2011-04, “Fair Value Measurement: (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASC Update 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. This update is effective for the first interim or annual reporting period beginning after December 15, 2011. The Company began application of ASC 2011-04 on January 1, 2012, which did not have any effect on results of operations, financial position, and cash flows.

Reorganization	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Reorganization

Note 11: Reorganization

Pursuant to an Agreement and Plan of Reorganization (the “Merger Agreement”), by and among AFH Acquisition III, Inc. (“AFH”), TMP Merger Sub, Inc. (“TMP Merger Sub”), AFH Merger Sub, Inc. (“AFH Merger Sub”), AFH Holding and Advisory, LLC (“AFH Advisory”), Targeted Medical Pharma, Inc. (“Old TMP”), William E. Shell, MD, Elizabeth Charuvastra and Kim Giffoni, on January 31, 2010, TMP Merger Sub merged (the “TMP Merger”) with and into Old TMP with Old TMP continuing as the surviving entity . Immediately after the TMP Merger, AFH merged (the “AFH Merger” and, together with the TMP Merger, the “Reorganization”) with and into AFH Merger Sub with AFH continuing as the surviving entity (the surviving entity of the AFH Merger, the “Subsidiary”). As a result of the Reorganization, the Subsidiary is the Company’s wholly-owned subsidiary.

Upon consummation of the TMP Merger, (i) each outstanding share of Old TMP common stock was exchanged for approximately 1.48 shares of AFH common stock and (ii) each outstanding TMP option, which was exercisable for one share of Old TMP common stock, was exchanged for an option exercisable for 1.48 shares of AFH common stock. Upon consummation of the AFH Merger, which occurred immediately upon consummation of the TMP Merger, each outstanding share of AFH common stock and each outstanding option to purchase AFH common stock were exchanged for one share of the Company’s common stock and one option to purchase one share of the Company’s common stock. As a result of the Reorganization, holders of Old TMP common stock and options received 18,308,576 of the Company’s shares of common stock and options to purchase 566,424 of the Company’s shares, or 83.89% of the Company’s issued and outstanding common stock on a fully diluted basis. Former shareholders of AFH Advisory received 3,625,000 of the Company’s shares of common stock. The exchange of shares between TMP and AFH has been accounted for as a recapitalization of the companies. Pursuant to the accounting for a recapitalization, the historical carrying value of the assets and liabilities of TMP carried over to the surviving company. The reorganization was reflected in the statements as of the earliest period presented.

Pursuant to the Merger Agreement, the TMP Insiders agreed that up to 1,906,768 of the Company’s shares of common stock they hold in the aggregate would be subject to forfeiture and cancellation to the extent that the Company fails to achieve $22,000,000 in Adjusted EBITDA (the “Make Good Target”) for the fiscal year ended December 31, 2011. For purposes of the Merger Agreement, “Adjusted EBITDA” means the Company’s consolidated net earnings before interest expense, income taxes, depreciation, amortization and non-recurring expenses (as defined below) for the applicable period and as calculated on a consistent basis. Net earnings excludes, among other things, expenses incurred in connection with the Company’s public offering of its common stock (including the preparation of the registration statement) and the preparation of the Current Report on Form 8-K related to the Reorganization.

On October 17, 2011, the Company, AFH Holding and Advisory, LLC, William E. Shell, MD, the Estate of Elizabeth Charuvastra and Kim Giffoni entered into Amendment No. 1 (the “Amendment”) to the Merger Agreement. Pursuant to the Amendment, the “Make Good Period” was changed from the fiscal year ended December 31, 2011 to the twelve months following the consummation of a financing resulting in gross proceeds of $20 million to the Company.

On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the “Estate”), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the “Insiders”) entered into Amendment No. 2 (“Amendment No. 2”) to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.

On July, 20,2012 $585,448 due AFH was converted from an accrued expense to a note payable. That amount was reduced to $335,448 by a prior payment that had been classified as a prepaid expense. Amounts due AFH resulting from this transaction totaling $335,448 and $602,948 as of September 30, 2012 and December 31, 2011 respectively are reflected in Notes Payable-Related Parties: Long-term and Other Amounts due to Related Parties respectively for the two periods.

Our general and administrative expenses include $230,447 of professional fees and filing costs associated with this reorganization that were expensed in the year ended December 31, 2011.

Defined Contribution Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plans

Note 12: Defined Contribution Plans

The Company formerly had a profit sharing plan for the benefit of eligible employees. The Company made contributions to the plan out of its net profits in such amounts as the Board of Directors determined. The contribution each year in no event exceeds the maximum amount allowable under applicable provisions of the Internal Revenue Code. No contributions were made to the plan for the years ended December 31, 2012 and 2011. The profit sharing plan was dissolved on October 17, 2012 and distributions were made to plan participants. TMP also sponsors a 401(k) plan. The Company does not match employee contributions.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 13: Income Taxes

The Company’s provision for income taxes differs from applying the statutory U.S. federal income tax rate to income before taxes. The primary difference results from providing for state income taxes and from deducting certain expenses for financial statement purposes but not for federal income tax purposes.

The components of the income tax provision are as follows:

	Year Ended December 31,
	2012	2011 - Restated
Current:
Federal	$(3,926)	$-
State	(1,036)	-
Total current	(4,962)	-
Deferred:
Federal	(2,490,852)	(1,935,400)
State	(690,124)	(536,230)
Total deferred	(3,180,976)	(2,471,630)
	$(3,185,938)	$(2,471,630)

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2012 and for 2011 to income tax expense is as follows:

	Year Ended December 31,
	2012	2011 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Derivative Revaluation Expense and other	16.0%	3.3%
State taxes, net of federal benefit	-5.8%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	-0.1%
Effective tax rate	-24.9%	-37.1%

Deferred tax components are as follows:

	At December 31,
	2012	2011 - Restated

Deferred tax assets:
Accrued liability for payroll and vacation	$259,748	$300,170
Bad debt reserve	61,336	-
R&D credits	140,008	-
Net Operating Loss	5,299,027	2,518,607
Stock Compensation Expense	1,052,118	622,568
Total deferred tax assets	6,812,237	3,441,345
Valuation allowance	-	-
Net deferred tax assets	6,812,237	3,441,345

Deferred tax liabilities:
Depreciation	(1,076,965)	(817,402)
481(a) Adjustment - Cash To Accrual	(69,648)	(139,296)
Total deferred tax liabilities	(1,146,613)	(956,698)

Net deferred tax assets	$5,665,624	$2,484,647

The ultimate realization of deferred tax assets is dependent upon the existence, or generation, of taxable income in the periods when those temporary differences and net operating loss carryovers are deductible. Management considers the scheduled reversal of deferred tax liabilities, taxes paid in carryover years, projected future taxable income, available tax planning strategies, and other factors in making this assessment. Based on available evidence, management believes it is more likely than not that all of the deferred tax assets will be realized. Accordingly, the Company has not established a valuation allowance for the current year.

At December 31, 2012 and 2011, the Company had total domestic Federal and state net operating loss carryovers of approximately $13,005,024 and $6,181,238, respectively. Federal and state net operating loss carryovers expire at various dates between 2024 and 2032, while state net operating loss carryovers expire between 2024 and 2032.

Under the Tax Reform Act of 1986, as amended, the amounts of and benefits from net operating loss carryovers and research and development credits may be impaired or limited in certain circumstances. Events which cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50%, as defined, over a three year period. The Company does not believe that such an ownership change has occurred in 2012 or 2011.

The 2007 through 2012 tax years remain open to examination by the Internal Revenue Service and the 2005 to 2012 tax years remain open to the California Franchise Tax Board. These taxing authorities have the authority to examine those tax years until the applicable statute of limitations expire.

The Company recognized interest and penalties related to 2010 income tax liabilities for the years ended December 31, 2012 and 2011, of 0 and $569,029, respectively.

The Company was required to change from the cash method of accounting to the full accrual method of accounting for income tax purposes for as of December 31, 2010. Accordingly, a Form 3115 was filed with the Internal Revenue Service requesting this.

Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 14: Contingencies

On or about January 31, 2011, Steven B. Warnecke (“Warnecke”) was hired as the Company’s Chief Financial Officer (CFO) and resigned less than five (5) months later. At the time he resigned, he cited personal reasons for his resignation. He subsequently claimed that the Company breached its Employment Agreement with him. Warnecke has commenced an arbitration proceeding before JAMS, which is currently pending.  (“Arbitration”)

The Company disputes these allegations, given that Warnecke resigned from his position.  The Company contends that Warnecke has been paid all undisputed wages and benefits owed as of the date of termination and is owed nothing further by Company. The Arbitration is currently pending before JAMS. The parties have exchanged written discovery. Discovery is ongoing. The Company intends to vigorously dispute the claims made by Warnecke, while pursuing reasonable efforts to achieve a resolution of this matter.  At this time it is not possible for the Company to predict the ultimate outcome or any definitive estimate of the amount of loss, if any.

Legal costs to date of  $28,200 related to the above claim have been expensed as incurred.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Going Concern

Going concern : The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has losses for the year ended December 31, 2012 totaling $9,586,182 as well as accumulated deficit amounting to $13,684,789. Further the Company does not have adequate cash and cash equivalents as of December 31, 2012 to cover projected operating costs for the next 12 months. As a result, the Company is dependent upon further financing, related party loans, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital.

Principles of Consolidation
Principles of consolidation : The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Accounting Estimates
Accounting estimates : The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents
Cash Equivalents : The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less when purchased to be cash equivalents. The recorded carrying amounts of the Company’s cash and cash equivalents approximate their fair market value.

Considerations of Credit Risk

Considerations of credit risk : Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models: Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Revenue Recognition

Revenue Recognition :

Under the following revenue models product sales are invoiced upon shipment:

•	Physician Direct Sales Model (1% of product revenues for year ended December 31, 2012): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

•	Distributor Direct Sales Model (30% of product revenues for year ended December 31, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of five years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition. These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

•	Physician Managed Model (45% of product revenues for year ended December 31, 2012): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

•	Hybrid Model (24% of product revenues for year ended December 31, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

In 2012 and 2011, the Company issued billings to Physician Managed and Hybrid model customers aggregating $13.1 million and $16.2 million, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with the above revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,308,371 and $1,249,522 respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from certain of these customers when cash was collected aggregating $4,427,828 and $4,799,260 in 2012 and 2011, respectively. As of December 31, 2012 we have $34.4 million in unrecorded accounts receivable and revenues that potentially will be recorded as revenue in the future as our CCPI subsidiary secures claims payments on behalf of our PMM and Hybrid Customers.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Allowance for Doubtful Accounts

Allowance for doubtful accounts : Trade accounts receivable are stated at the amount management expects to collect from outstanding balances.  Currently accounts receivable are comprised totally of amounts due from our distributor customers and receivables for our PDRx equipment. The carrying amounts of accounts receivable are reduced by an allowance for doubtful accounts that reflects management's best estimate of the amounts that will not be collected.  We individually reviews all accounts receivable balances and based on an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected.  We provide for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances that are still outstanding after we have used reasonable collection efforts will be written off. Based on an assessment as of December 31, 2012 of the collectability of invoices 120 days or more past their due dates we established an allowance for doubtful accounts of $215,346.

Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of five years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Inventory Valuation	Inventory valuation : Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.
Property and Equipment
Property and equipment : Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Impairment of Long-Lived Assets
Impairment of long-lived assets : The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. No asset impairment was recorded for the years ended December 31, 2012 or 2011.

Intangible Assets
Intangible assets : Intangible assets with finite lives, including patents and internally developed software (primarily the Company’s PDRx Software), are stated at cost and are amortized over their useful lives. Patents are amortized on a straight line basis over their statutory lives, usually fifteen to twenty years. Internally developed software is amortized over three to five years. Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, and more often when events indicate that an impairment may exist. If impairment indicators exist the intangible assets are written down to fair value as required. No asset impairment was recorded for the years ended December 31, 2012 or 2011.

Fair Value of Financial Instruments

Fair value of financial instruments : The Company’s financial instruments are accounts receivable, accounts payable, notes payable, warrants and derivative liability. The recorded values of accounts receivable and accounts payable approximate their values based on their short term nature. Notes payable are recorded at their issue value or if warrants are attached at their issue value less the value of the warrant. Warrants issued with ratcheting provisions are revalued each quarter based on changes in the market value of our common stock.

The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 assumptions: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities including liabilities resulting from imbedded derivatives associated with certain warrants to purchase common stock..

Derivative Financial Instruments

Derivative Financial Instruments:

The Company’s objectives in using derivative financial instruments are to obtain the lowest cash cost-source of funds. Derivative liabilities are recognized in the consolidated balance sheets at fair value based on the criteria specified in FASB ASC topic 815-40 " Derivatives and Hedging – Contracts in Entity’s own Equity ". The estimated fair value of the derivative liabilities is calculated using level 3 assumptions in the Black-Scholes-Merton method where applicable and such estimates are revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statement of operations. Certain of the Company’s warrants are now accounted for as derivatives. As of December 31, 2012, 95,000 warrants were classified as derivative liabilities. Each reporting period the warrants are re-valued and adjusted through the caption “derivative revaluation” on the consolidated statements of operations.

Income Taxes

Income taxes : The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Stock-Based Compensation

Stock-Based Compensation : The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Income Per Share

Income Per Share : The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582

Research and Development
Research and development : Research and development costs are expensed as incurred. In instances where we enter into agreements with third parties for research and development activities we may prepay fees for services at the initiation of the contract. We record the prepayment as a prepaid asset and amortize the asset into research and development expense over the period of time the contracted research and development services are performed. Most contract research agreements include a ten year records retention and maintenance requirement. Typically, we expense 50% of the contract amount within the first two years of the contract and 50% over the remainder of the record retention requirements under the contract based on our experience on how long the clinical trial service is provided.

Reclassification	Reclassification Certain accounts in the prior-year financial statements have been reclassified for comparative purposes to conform to the presentation in the current-year financial statements.

Business Activity (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Segment Information

Segment Information for the Years ended December 31,

2012	Total	TMP	CCPI
Gross Sales	$7,296,401	$6,440,058	$856,343
Gross Profit (Loss)	$4,095,010	$5,103,184	$(1,008,174)
Comprehensive Income (Loss)	$(9,586,182)	$(8,578,008)	$(1,008,174)
Total Assets	$11,775,360	$14,453,535	$(2,678,175)
less Eliminations	$-	$(2,705,802)	$2,705,802
Net Total Assets	$11,775,360	$11,747,733	$27,627

2011	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit (Loss)	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income (Loss)	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) per Share

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582

Net Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Net Property and Equipment at December 31,	2012	2011

Computer Equipment	$679,011	$589,813
Furniture and Fixtures	239,423	237,923
Leasehold Improvements	254,202	230,465
Total, at cost	$1,172,636	$1,058,201
Accumulated Depreciation and Amortization	(832,540)	(646,378)
Total Property and Equipment	$340,096	$411,823

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Aggregate Stock Options Granted

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Intrinsic Value

Outstanding at January 1, 2011	566,424	$2.11	$2.31
Options granted during 2011	1,382,538	$2.96	$0.45
Options exercised during 2011	-	$-	$-
Options forfeited during 2011	(365,871)	$2.62	$0.79
Outstanding at December 31, 2011	1,583,091	$2.73	$0.10
Exercisable at December 31, 2011	1,147,909	$2.49	$0.62
Options granted during 2012	435,353	$1.06	$0.23
Options exercised during 2012	(248,007)	$2.82	$-
Options forfeited during 2012	-	$-	$-
Outstanding at December 31, 2012	1,770,437	$2.31	$1.28
Exercisable at December 31, 2012	1,616,483	$2.37	$1.15

Summary of Aggregate Non-Vested Shares

The following table summarizes the status of the Company’s aggregate non-vested shares.

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2011	206,310	$1.07	$2.31
Granted in 12 months ended December 31, 2011	1,382,538	$2.10	$0.45
Forfeited in 12 months ended December 31, 2011	365,871	$1.76	$0.79
Vested in 12 months ended December 31, 2011	787,795	$1.61	$0.94
Non-vested at December 31, 2011	435,182	$1.66	$1.10
Granted in 12 months ended December 31, 2012	435,353	$0.43	$0.23
Forfeited in 12 months ended December 31, 2012	-	$-	$-
Vested in 12 months ended December 31, 2012	716,941	$1.12	$0.62
Non-vested at December 31, 2012	153,594	$0.32	$0.65
Exercisable at December 31, 2012	1,616,843	$1.14	$1.28
Outstanding at December 31, 2012	1,770,437	$1.15	$1.15

Additional Incentive Stock Options Granted upon Achievement of Each Milestone
The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

Summary of Status of Outstanding Warrants

The following table summarizes the status of the Company’s outstanding warrants.

			Number of	Exercise	Expiration
Issue Date	Issued to		Warrants	Price	Date

08/19/11	William Shell Survivor's Trust	(a)	43,568	$3.38	08/09/16
09/01/11	William Shell Survivor's Trust		23,237	$3.38	09/01/16
09/23/11	William Shell Survivor's Trust		15,104	$3.38	09/23/16
09/28/11	William Shell Survivor's Trust		58,091	$3.38	09/28/16
10/17/11	William Shell Survivor's Trust		50,296	$3.38	10/17/16
10/20/11	William Shell Survivor's Trust		36,982	$3.38	10/20/16
11/08/11	William Shell Survivor's Trust		35,503	$3.38	11/08/16
11/22/11	William Shell Survivor's Trust		41,420	$3.38	11/22/16
12/07/11	William Shell Survivor's Trust		34,024	$3.38	12/07/16
01/04/12	William Shell Survivor's Trust		8,876	$3.38	01/04/17
01/18/12	William Shell Survivor's Trust		7,396	$3.38	01/18/17
01/19/12	William Shell Survivor's Trust		29,586	$3.38	01/19/17
01/31/12	William Shell Survivor's Trust		59,172	$3.38	01/31/17
02/01/12	William Shell Survivor's Trust		73,964	$3.38	02/01/17
02/15/12	William Shell Survivor's Trust		59,172	$3.38	02/15/17
02/29/12	William Shell Survivor's Trust		71,006	$3.38	03/01/17
03/15/12	William Shell Survivor's Trust		22,189	$3.38	03/15/17
03/28/12	William Shell Survivor's Trust		44,379	$3.38	03/28/17
06/22/12	William Shell Survivor's Trust		250,000	$1.00	04/11/17
06/22/12	William Shell Survivor's Trust		100,000	$1.00	04/19/17
06/22/12	William Shell Survivor's Trust		200,000	$1.00	04/26/17
06/22/12	William Shell Survivor's Trust		150,000	$1.00	05/02/17
06/22/12	William Shell Survivor's Trust		110,000	$1.00	05/10/17
06/22/12	William Shell Survivor's Trust		220,000	$1.00	05/24/17
06/22/12	William Shell Survivor's Trust		190,000	$1.00	05/25/17
06/22/12	William Shell Survivor's Trust		175,000	$1.00	06/13/17
06/27/12	William Shell Survivor's Trust		220,000	$1.00	06/27/17
07/05/12	William Shell Survivor's Trust		95,000	$1.00	07/05/17
			2,423,965

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.

Summary of Aggregate Warranrs

The following table summarizes the status of the Company’s aggregate warrants.

	Number of Shares Remaining Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2011	-	-
Warrants granted during 2011	338,225	$3.38
Warrants exercised during 2011	-	-
Warrants at December 31, 2011	338,225	$3.38
Exercisable at December 31, 2011	338,225	$3.38
Warrants granted during 2012	3,149,721	$1.28
Warrants exercised during 2012	(1,063,981)	$1.00
Warrants at December 31, 2012	2,423,965	$1.70
Exercisable at December 31, 2012	2,423,965	$1.70

Summary Of Changes In The Estimated Fair Values Of Our Warrant Liabilities

The following table summarizes the changes in the estimated fair values of our warrant liabilities.

Warrant Liability

Beginning balance January 1, 2012	$-
Issuance of warrants	$437,399
Mark-to-market adjustment	$4,432,734
Exercise of Warrants	$(4,681,658)
Ending balance as of December 31, 2012	$188,475

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
Intangibles at December 31,	2012	2011
Patents	$360,341	$328,070
Internally Developed Software	1,489,226	1,342,169
Total, at cost	$1,849,567	$1,670,239
Accumulated Amortization	(831,948)	(583,438)
Net Intangible Assets	$1,017,619	$1,086,801
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,318,619	$2,387,801

Amortization Over Next Five Years
Amortization over the next five years is as follows:
2013	$251,145
2014	$250,357
2015	$156,386
2016	$57,549
2017	$24,548

Notes Payable - Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of status of the company's outstanding notes

The following table summarizes the status of the Company’s outstanding notes as of December 31, 2012

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	William Shell Survivor's Trust	(a)	$57,276	6.00%	On Demand
01/31/12	Giffoni Family Trust		136,666	6.00%	12/1/2012	(b)
05/04/11	William Shell Survivor's Trust		200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		100,000	3.25%	5/4/2016
06/12/12	William Shell Survivor's Trust		200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust		100,000	3.25%	6/12/2016
06/18/11	William Shell Survivor's Trust		150,000	3.25%	On Demand
08/19/11	William Shell Survivor's Trust		150,000	3.95%	On Demand
09/01/11	Lisa Liebman	(c)	80,000	3.95%	On Demand
09/23/11	William Shell Survivor's Trust		52,000	3.95%	On Demand
09/28/11	William Shell Survivor's Trust		200,000	3.95%	On Demand
10/17/11	Lisa Liebman		170,000	3.95%	On Demand
10/20/11	William Shell Survivor's Trust		125,000	3.95%	On Demand
11/08/11	Lisa Liebman		120,000	3.95%	On Demand
11/22/11	William Shell Survivor's Trust		140,000	3.95%	On Demand
12/07/11	William Shell Survivor's Trust		115,000	3.95%	On Demand
01/04/12	Lisa Liebman		30,000	3.95%	On Demand
01/18/12	William Shell Survivor's Trust		25,000	3.95%	On Demand
01/19/12	Lisa Liebman		100,000	3.95%	On Demand
01/31/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/01/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
02/15/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
02/29/12	William Shell Survivor's Trust		240,000	3.95%	On Demand
03/15/12	William Shell Survivor's Trust		75,000	3.95%	On Demand
03/28/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
04/11/12	William Shell Survivor's Trust		250,000	3.95%	On Demand
04/19/12	William Shell Survivor's Trust		100,000	3.95%	On Demand
04/26/12	William Shell Survivor's Trust		200,000	3.95%	On Demand
05/02/12	William Shell Survivor's Trust		150,000	3.95%	On Demand
05/10/12	William Shell Survivor's Trust		110,000	3.95%	On Demand
05/24/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
05/25/12	William Shell Survivor's Trust		190,000	3.95%	On Demand
06/13/12	William Shell Survivor's Trust		175,000	3.95%	On Demand
06/27/12	William Shell Survivor's Trust		220,000	3.95%	On Demand
07/05/12	William Shell Survivor's Trust		95,000	3.95%	On Demand
07/20/12	AFH Holdings and Advisory, LLC	(d)	335,448	8.50%	7/20/2014
10/12/2012	William Shell Survivor's Trust		7,000	3.95%	On Demand
12/4/2012	William Shell Survivor's Trust		50,000	12.00%	On Demand
12/7/2012	William Shell Survivor's Trust		100,000	12.00%	On Demand
			$5,568,390
	Current		$5,032,942
	Long-term		$535,448
	Less Unamortized discount		$(149,739)
	Net Long-term		$385,709

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor’s Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.

(b)	Or on the consummation of the Company’s initial public offering.

(c)	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.

(d)	Mr. Amir F. Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory’s interests in the Company.

Summary of annual maturities of debt	Annual maturities of the above debt are as follows:
·	2013	$5,032,942
·	2014	$335.448
·	2015	$0
·	2016	$200,000
·	2017	$0

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum Annual Rental	Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:
2013	$158,196
2014	158,196
2015	26,366
Total	$342,758

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

The components of the income tax provision are as follows:

	Year Ended December 31,
	2012	2011 - Restated
Current:
Federal	$(3,926)	$-
State	(1,036)	-
Total current	(4,962)	-
Deferred:
Federal	(2,490,852)	(1,935,400)
State	(690,124)	(536,230)
Total deferred	(3,180,976)	(2,471,630)
	$(3,185,938)	$(2,471,630)

Reconciliation of Income Tax Expense

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2012 and for 2011 to income tax expense is as follows:

	Year Ended December 31,
	2012	2011 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Derivative Revaluation Expense and other	16.0%	3.3%
State taxes, net of federal benefit	-5.8%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	-0.1%
Effective tax rate	-24.9%	-37.1%

Components of Deferred Tax Assets

Deferred tax components are as follows:

	At December 31,
	2012	2011 - Restated

Deferred tax assets:
Accrued liability for payroll and vacation	$259,748	$300,170
Bad debt reserve	61,336	-
R&D credits	140,008	-
Net Operating Loss	5,299,027	2,518,607
Stock Compensation Expense	1,052,118	622,568
Total deferred tax assets	6,812,237	3,441,345
Valuation allowance	-	-
Net deferred tax assets	6,812,237	3,441,345

Deferred tax liabilities:
Depreciation	(1,076,965)	(817,402)
481(a) Adjustment - Cash To Accrual	(69,648)	(139,296)
Total deferred tax liabilities	(1,146,613)	(956,698)

Net deferred tax assets	$5,665,624	$2,484,647

Business Activity (Segment Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Gross Sales	$ 7,296,401	$ 8,809,668
Gross Profit (Loss)	4,095,010	6,052,635
Comprehensive Income (Loss)	(9,586,182)	(4,180,259)
Total Assets	11,775,360	8,977,776
less Eliminations	0	0
Net Total Assets	11,775,360	8,977,776
TMP
Segment Reporting Information [Line Items]
Gross Sales	6,440,058	8,282,734
Gross Profit (Loss)	5,103,184	7,033,212
Comprehensive Income (Loss)	(8,578,008)	(3,089,429)
Total Assets	14,453,535	12,844,524
less Eliminations	(2,705,802)	(3,979,936)
Net Total Assets	11,747,733	8,864,588
CCPI
Segment Reporting Information [Line Items]
Gross Sales	856,343	526,934
Gross Profit (Loss)	(1,008,174)	(980,577)
Comprehensive Income (Loss)	(1,008,174)	(1,090,830)
Total Assets	(2,678,175)	(3,866,748)
less Eliminations	2,705,802	3,979,936
Net Total Assets	$ 27,627	$ 113,188

Business Activity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue outside United States	$ 32,455	$ 455,200
Number of Reportable Segments	2	2

Summary of Significant Accounting Policies (Potential Common Shares) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)	$ (9,586,182)	$ (4,177,050)
Accumulated Deficit	(13,684,789)	(4,098,612)
Cash and Cash Equivalents	326,603	147,364	795,914
Direct costs	1,336,874	1,249,522
Revenues	7,296,401	8,809,668
Research and development, expense recognition within first two years	50.00%
Research and development, expense recognition after two years	50.00%
Provision for Doubtful Accounts	215,346
As Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)		0
Accumulated Deficit		(4,491,740)
Derivative Liabilities
Summary Of Significant Accounting Policies [Line Items]
Warrants classified as derivative liabilities	95,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate	88.00%	88.00%
Extended collection periods	5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate	40.00%	40.00%
Extended collection periods	45 days
Physician Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	1.00%
Physician Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Distributor Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	30.00%
Distributor Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Physician Managed Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	45.00%
Physician Managed Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Hybrid Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	24.00%
Hybrid Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Physician Managed and Hybrid model
Summary Of Significant Accounting Policies [Line Items]
Amount of invoice issued but not recognized as revenue or accounts receivable	13,100,000	16,200,000
Direct costs	1,308,371	1,249,522
Revenues	4,427,828	4,799,260
Unbilled Contracts Receivable	$ 34,400,000
Computer Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	5 years
Computer Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	7 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	5 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	15 years
Patents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	20 years
Patents | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	15 years
Internally Developed Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	5 years
Internally Developed Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	3 years

Net Property and Equipment (Property And Equipment) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total, at cost	$ 1,172,636	$ 1,058,201
Accumulated Depreciation and Amortization	(832,540)	(646,378)
Total Property and Equipment	340,096	411,823
Computer Equipment [Member]
Total, at cost	679,011	589,813
Furniture and Fixtures [Member]
Total, at cost	239,423	237,923
Leasehold Improvements [Member]
Total, at cost	$ 254,202	$ 230,465

Net Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 187,259	$ 205,950
Cost of Services, Depreciation	$ 93,686	$ 102,975

Stock Based Compensation (Summary Of Aggregate Stock Options Granted) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Remaining Options
Options, Outstanding, beginning of period	1,583,091	566,424
Options granted	435,353	1,382,538
Options exercised	(248,007)	0
Options forfeited	0	(365,871)
Options, Outstanding, end of period	1,770,437	1,583,091
Options, Exercisable, end of period	1,616,483	1,147,909
Weighted Average Exercise Price
Outstanding, beginning of period	$ 2.73	$ 2.11
Options granted	$ 1.06	$ 2.96
Options exercised	$ 2.82	$ 0
Options forfeited	$ 0	$ 2.62
Outstanding, ending balance	$ 2.31	$ 2.73
Exercisable, end of period	$ 2.37	$ 2.49
Intrinsic Value, Outstanding	$ 0.1	$ 2.31
Intrinsic Value, Granted	$ 0.23	$ 0.45
Intrinsic Value, Forfeited	$ 0	$ 0.79
Intrinsic Value, Outstanding	1.28	0.1
Intrinsic Value, Exercisable	$ 1.15	$ 0.62

Stock Based Compensation (Summary of Aggregate Non-Vested Shares) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Non-Vested Shares
Number of non-vested shares, beginning of period	435,182	206,310
Granted	435,353	1,382,538
Forfeited	0	(365,871)
Vested	716,941	787,795
Number of non-vested shares, end of period	153,594	435,182
Exercisable, end of period	1,616,483	1,147,909
Number of non-vested shares outstanding, end of period	1,770,437	1,583,091	566,424
Weighted Average fair Value at Grant Date
Weighted average fair value at grant date, beginning of period	$ 1.66	$ 1.07
Granted	$ 0.43	$ 2.1
Forfeited	$ 0	$ 1.76
Vested	$ 1.12	$ 1.61
Weighted average fair value at grant date, end of period	$ 0.32	$ 1.66
Weighted average fair value at grant date exercisable, end of period	$ 1.14	$ 1.3
Weighted average fair value at grant date outstanding, end of period	$ 1.15	$ 1.4
Non-vested shares Intrinsic Value Opening Balance	$ 1.1	$ 2.31
Granted	$ 0.23	$ 0.45
Forfeited	$ 0	$ 0.79
Vested	$ 0.62	$ 0.94
Non-vested shares Intrinsic Value Ending Balance	$ 0.65	$ 1.1
Exercisable	$ 1.28
Outstanding	$ 1.15

Stock Based Compensation (Earnings Before Taxes Interest Depreciation And Amortization) (Detail)	12 Months Ended
Dec. 31, 2012
EBIDTA $50,000,000
Option to purchase shares Common Stocks	5,000
EBIDTA $60,000,000
Option to purchase shares Common Stocks	7,500
EBIDTA $80,000,000
Option to purchase shares Common Stocks	7,500
EBIDTA $100,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $125,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $150,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $175,000,000
Option to purchase shares Common Stocks	15,000
EBIDTA $200,000,000
Option to purchase shares Common Stocks	50,000
EBIDTA $250,000,000
Option to purchase shares Common Stocks	75,000

Stock Based Compensation (Summary Of Status Of Outstanding Warrants) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number Of Warrants	2,423,965
William Shell Survivor's Trust 081911 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	43,568	[1]
Exercise Price	$ 3.38	[1]
Warrants Expiration Date	Aug 9, 2016	[1]
William Shell Survivor's Trust 090111 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	23,237
Exercise Price	$ 3.38
Warrants Expiration Date	Sep 1, 2016
William Shell Survivor's Trust 092311 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	15,104
Exercise Price	$ 3.38
Warrants Expiration Date	Sep 23, 2016
William Shell Survivor's Trust 092811 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	58,091
Exercise Price	$ 3.38
Warrants Expiration Date	Sep 28, 2016
William Shell Survivor's Trust 101711 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	50,296
Exercise Price	$ 3.38
Warrants Expiration Date	Oct 17, 2016
William Shell Survivor's Trust 102011 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	36,982
Exercise Price	$ 3.38
Warrants Expiration Date	Oct 20, 2016
William Shell Survivor's Trust 110811 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	35,503
Exercise Price	$ 3.38
Warrants Expiration Date	Nov 8, 2016
William Shell Survivor's Trust 112211 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	41,420
Exercise Price	$ 3.38
Warrants Expiration Date	Nov 22, 2016
William Shell Survivor's Trust 120711 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	34,024
Exercise Price	$ 3.38
Warrants Expiration Date	Dec 7, 2016
William Shell Survivor's Trust 010412 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	8,876
Exercise Price	$ 3.38
Warrants Expiration Date	Jan 4, 2017
William Shell Survivor's Trust 011812 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	7,396
Exercise Price	$ 3.38
Warrants Expiration Date	Jan 18, 2017
William Shell Survivor's Trust 011912 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	29,586
Exercise Price	$ 3.38
Warrants Expiration Date	Jan 19, 2017
William Shell Survivor's Trust 013112 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	59,172
Exercise Price	$ 3.38
Warrants Expiration Date	Jan 31, 2017
William Shell Survivor's Trust 020112 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	73,964
Exercise Price	$ 3.38
Warrants Expiration Date	Feb 1, 2017
William Shell Survivor's Trust 021512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	59,172
Exercise Price	$ 3.38
Warrants Expiration Date	Feb 15, 2017
William Shell Survivor's Trust 022912 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	71,006
Exercise Price	$ 3.38
Warrants Expiration Date	Mar 1, 2017
William Shell Survivor's Trust 031512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	22,189
Exercise Price	$ 3.38
Warrants Expiration Date	Mar 15, 2017
William Shell Survivor's Trust 032812 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	44,379
Exercise Price	$ 3.38
Warrants Expiration Date	Mar 28, 2017
William Shell Survivor's Trust 062212 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	250,000
Exercise Price	$ 1
Warrants Expiration Date	Apr 11, 2017
William Shell Survivor's Trust 062212-1 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	100,000
Exercise Price	$ 1
Warrants Expiration Date	Apr 19, 2017
William Shell Survivor's Trust 062212-2 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	200,000
Exercise Price	$ 1
Warrants Expiration Date	Apr 26, 2017
William Shell Survivor's Trust 062212-3 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	150,000
Exercise Price	$ 1
Warrants Expiration Date	May 2, 2017
William Shell Survivor's Trust 062212-4 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	110,000
Exercise Price	$ 1
Warrants Expiration Date	May 10, 2017
William Shell Survivor's Trust 062212-5 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	220,000
Exercise Price	$ 1
Warrants Expiration Date	May 24, 2017
William Shell Survivor's Trust 062212-6 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	190,000
Exercise Price	$ 1
Warrants Expiration Date	May 25, 2017
William Shell Survivor's Trust 062212-7 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	175,000
Exercise Price	$ 1
Warrants Expiration Date	Jun 13, 2017
William Shell Survivorstrust 062712 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	220,000
Exercise Price	$ 1
Warrants Expiration Date	Jun 27, 2017
William Shell Survivor's Trust 070512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	95,000
Exercise Price	$ 1
Warrants Expiration Date	Jul 5, 2017

[1]	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.

Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Dr. Shell	Jan. 31, 2011 Mr . Giffoni	Dec. 31, 2011 Ms. Charuvastra [Member]	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 If EBIDTA $50,000,000 to 250,000,000 Minimum	Dec. 31, 2012 If EBIDTA $50,000,000 to 250,000,000 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Compensation	$ 1,054,212	$ 1,363,918
Options, volatility factors, minimum	91.00%
Options, volatility factors, maximum	97.00%
Options, expected terms	5 years
Options, expiration term	10 years
Options, dividend rate	0.00%
Options, risk free rate, minimum	0.62%
Options, risk free rate, maximum	1.05%
TMP Insiders shares common stock entitlement			500,000	500,000	500,000
Incentive stock options										7,394	110,917
Incentive stock options, exercise price	$ 3.49
Stock price						$ 0.61	$ 2.55
Exercise price						$ 1	$ 3.38
Volatility factors						80.00%	97.00%	91.00%	97.00%
Expected terms	5 years					0 years	5 years
Dividend rate	0.00%					0.00%	0.00%
Risk free rate						0.76%	1.05%	0.62%	1.05%
Compensation expense	84,375
Stock Issued for Services	$ 100,000	$ 40,800

Stock Based Compensation (Summary of Aggregate Warrants) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Remaining Warrants, Outstanding	338,225	0
Granted	3,149,721	338,225
Eexercised	(1,063,981)	0
Number of Shares Remaining Warrants, Outstanding	2,423,965	338,225
Exercisable	2,423,965	338,225
Weighted Average Exercise Price, Outstanding	$ 3.38	$ 0
Granted	$ 1.28	$ 3.38
Exercised	$ 1	$ 0
Weighted Average Exercise Price, Outstanding	$ 1.7	$ 3.38
Exercisable	$ 1.7	$ 3.38

Stock Based Compensation (Summary of estimated fair values of warrant liabilities) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Beginning balance	$ 0
Issuance of warrants	437,399
Mark-to-market adjustment	4,432,734
Exercise of Warrants	(4,681,658)
Ending balance	$ 188,475

Intangible Assets (Total Intangible Assets) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents	$ 360,341	$ 328,070
Total, at cost	1,849,567	1,670,239
Accumulated Amortization	(831,948)	(583,438)
Net Intangible Assets	1,017,619	1,086,801
Total Intangible Assets	2,318,619	2,387,801
Url Medical Foods [Member]
Total, at cost	1,301,000	1,301,000
Software Development [Member]
Total, at cost	$ 1,489,226	$ 1,342,169

Intangible Assets (Amortization Over The Next Five Years) (Detail) (USD $)	Dec. 31, 2012
2013	$ 251,145
2014	250,357
2015	156,386
2016	57,549
2017	$ 24,548

Intangible Assets - (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Asset Amortization Expense	$ 248,510	$ 243,928

Notes Payable - (Related Parties status of outstanding notes) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Note Outstanding 1 [Member] William Shell Survivor's Trust [Member]		Dec. 31, 2012 Note Outstanding 1 [Member] Giffoni Family Trust [Member]		Dec. 31, 2012 Note Outstanding 1 [Member] Lisa Liebman [Member]		Dec. 31, 2012 Note Outstanding 2 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 2 [Member] Giffoni Family Trust [Member]	Dec. 31, 2012 Note Outstanding 2 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] Giffoni Family Trust [Member]	Dec. 31, 2012 Note Outstanding 3 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 4 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 4 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 5 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 5 [Member] Lisa Liebman [Member]	Dec. 31, 2012 Note Outstanding 6 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 7 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 8 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 9 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 10 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 11 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 12 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 13 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 14 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 15 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 16 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 17 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 18 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 19 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 20 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 21 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 22 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 23 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 24 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 25 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 26 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 27 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 28 [Member] Afh Holdings and Advisory Llc [Member]		Dec. 31, 2012 Note Outstanding 29 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 30 [Member] William Shell Survivor's Trust [Member]	Dec. 31, 2012 Note Outstanding 32 [Member] William Shell Survivor's Trust [Member]
Notes Payable [Line Items]
Note Amount	$ 5,568,390		$ 57,276	[1]	$ 136,666	[2]	$ 80,000	[3]	$ 200,000	$ 100,000	$ 170,000	$ 200,000	$ 100,000	$ 120,000	$ 150,000	$ 30,000	$ 150,000	$ 100,000	$ 52,000	$ 200,000	$ 125,000	$ 140,000	$ 115,000	$ 25,000	$ 200,000	$ 250,000	$ 200,000	$ 240,000	$ 75,000	$ 150,000	$ 250,000	$ 100,000	$ 200,000	$ 150,000	$ 110,000	$ 220,000	$ 190,000	$ 175,000	$ 220,000	$ 95,000	$ 335,448	[4]	$ 7,000	$ 50,000	$ 100,000
Interest Rate			6.00%	[1]	6.00%	[2]	3.95%	[3]	3.25%	3.25%	3.95%	3.25%	3.25%	3.95%	3.25%	3.95%	3.25%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	8.50%	[4]	3.95%	12.00%	12.00%
Notes Payable-Related Parties: Short-term	5,032,942	1,775,561
Long-term	535,448
Less Unamortized discount	149,739
Net Long-term	$ 385,709
Debt Instrument, Issuance Date			Jan 31, 2011		Jan 31, 2012		Sep 1, 2011		May 4, 2011	May 4, 2011	Oct 17, 2011	Jun 12, 2012	Jun 12, 2011	Nov 8, 2011	Jun 18, 2011	Apr 1, 2012	Aug 19, 2011	Jan 19, 2012	Sep 23, 2011	Sep 28, 2011	Oct 20, 2011	Nov 22, 2011	Dec 7, 2011	Jan 18, 2012	Jan 31, 2012	Feb 1, 2012	Feb 15, 2012	Feb 29, 2012	Mar 15, 2012	Mar 28, 2012	Apr 11, 2012	Apr 19, 2012	Apr 26, 2012	May 2, 2012	May 10, 2012	May 24, 2012	May 25, 2012	Jun 13, 2012	Jun 27, 2012	Jul 5, 2012	Jul 20, 2012		Oct 12, 2012	Dec 4, 2012	Dec 7, 2012
Promissory note, maturity date					Dec 1, 2012					May 4, 2016			Jun 12, 2016																												Jul 20, 2014
Debt Instrument, Maturity Date, Description			On Demand				On Demand		On Demand		On Demand	On Demand		On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand			On Demand	On Demand	On Demand

[1]	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interest in its notes listed above to the William Shell Survivor's Trust. The William Shell Survivor's Trust then assigned its interest in certain of the notes to Lisa Liebman.
[2]	Or on the consummation of the Company's initial public offering.
[3]	Lisa Liebman is married to William E. Shell. M.D., Chief Executive Officer of the Company.
[4]	Mr.Amir F.Heshmatpour is the managing partner of AFH Advisory and may be considered to have beneficial ownership of AFH Advisory's interests in the Company.

Notes Payable (Related Parties Annual maturities of Debt) (Detail) (USD $)	Dec. 31, 2012
2013	$ 5,032,942
2014	335.448
2015	0
2016	200,000
2017	$ 0

Summary of Status of Outstanding Notes (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Jan. 31, 2011 Chief Executive Officer and Executive Chairman [Member]	Dec. 31, 2012 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member] EC and WS Family Trust	Dec. 12, 2010 Promissory Note [Member] Targeted Medical Pharma, Inc [Member]	Jun. 12, 2011 Promissory Note [Member] Dr. Shell [Member]	Jun. 12, 2011 Promissory Note [Member] Ms. Charuvastra [Member]	Dec. 31, 2012 Promissory Note [Member] Mr. Giffon [Member]	Jun. 12, 2011 Promissory Note [Member] Mr. Giffon [Member]
Note Amount	$ 5,568,390	$ 440,000		$ 200,000	$ 300,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					8.00%
Debt Instrument, Interest Rate, Effective Percentage		6.00%
Promissory note, maturity date					Jun 12, 2011
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					3.25%
Debt Instrument Extended Maturity Date			Dec 15, 2015

Concentrations - (Additional Information) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity-Wide Revenue, Major Customer, Percentage	36.00%	46.00%	41.00%
Theramine Sales [Member]
Percentage of revenue generated from sales model	42.00%	43.00%	41.00%

Lease Commitments (Minimum Annual Rentals) (Detail) (USD $)	Dec. 31, 2012
2013	$ 158,196
2014	158,196
2015	26,366
Total	$ 342,758

Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 228,000	$ 206,000

Reorganization - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Aug. 31, 2012 Amendment One [Member] Merger Agreement [Member]	Oct. 17, 2011 Amendment One [Member] Merger Agreement [Member]	Jul. 20, 2012 Amendment One [Member] Merger Agreement [Member]	Dec. 31, 2012 Maximum	Dec. 31, 2012 TMP Common Stock	Dec. 31, 2012 TMP Stock Options	Dec. 31, 2012 AFH Advisory Common Stock
Restructuring Cost and Reserve [Line Items]
Conversion of AFH common stock to TMP common stock	1.48
Conversion of AFH stock option to TMP stock option	1.48
Stock issued during merger								18,308,576	566,424	3,625,000
Percentage of issued and outstanding common stock on fully diluted basis	83.89%
Shares of common stock subject to forfeiture and cancellation				1,906,768			1,906,768
Cancellation of shares provision, deletion of agreement		$ 22,000,000
Other Amounts due to Related Parties	0	602,948	335,448
Professional Fees		230,447
Payments for Restructuring					20,000,000
Converstion Of Accrued Expenses To Notes Payable						$ 585,448

Income Taxes (Components Of The Income Tax Provision) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ (3,926)	$ 0
State	(1,036)	0
Total current	(4,962)	0
Deferred:
Federal	(2,490,852)	(1,935,400)
State	(690,124)	(536,230)
Total deferred	(3,180,976)	(2,471,630)
Total	$ (3,185,938)	$ (2,471,630)

Income Taxes (Income Tax Expense ) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Federal tax rate	(35.00%)	(35.00%)
Increase (decrease) in tax rate resulting from:
Derivative Revaluation Expense and other	16.00%	3.30%
State taxes, net of federal benefit	(5.80%)	(5.30%)
Nondeductible meals & entertainment expense	(0.10%)	(0.10%)
Effective tax rate	(24.90%)	(37.10%)

Income Taxes (Deferred Tax Components) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued liability for payroll and vacation	$ 259,748	$ 300,170
Bad debt reserve	61,336	0
R&D credits	140,008	0
Net Operating Loss	5,299,027	2,518,607
Stock Compensation Expense	1,052,118	622,568
Total deferred tax assets	6,812,237	3,441,345
Valuation allowance	0	0
Net deferred tax assets	6,812,237	3,441,345
Deferred tax liabilities:
Depreciation	(1,076,965)	(817,402)
481(a) Adjustment - Cash To Accrual	(69,648)	(139,296)
Total deferred tax liabilities	(1,146,613)	(956,698)
Net deferred tax assets	$ 5,665,624	$ 2,484,647

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 13,005,024	$ 6,181,238
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 569,029
Percentage Of Change In Cumulative Ownership	50.00%

Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Legal Fees	$ 28,200